Prudential World Fund, Inc.
655 Broad Street
6th Floor
Newark, New Jersey 07102
January 4, 2023
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for Prudential World Fund, Inc.
Registration numbers 002-89725 and 811-03981
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on December 29, 2022.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422.
Very truly yours,
/s/ Patrick McGuinness
Patrick McGuinness
Director & Corporate Counsel